SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION
 -- December 31, 2001

                                            Shares         Cost          Value
                                           ---------   ------------   ------------
 ASSETS:
   Investments in Mutual Funds:
     MFS/Sun Life Series Trust:
       Capital Appreciation Series
        ("CAS")..........................    159,963   $  2,924,640   $  3,194,942
       Emerging Growth Series ("EGS")....     42,247        945,524        674,304
       Global Growth Series ("WGO")......     50,193        529,642        495,285
       Government Securities Series
        ("GSS")..........................    265,579      3,475,473      3,526,085
       Massachusetts Investors Growth
        Stock Series ("MIS").............     39,034        509,930        378,580
       Massachusetts Investors Trust
        Series ("CGS")...................      2,373         77,513         63,881
       Money Market Series ("MMS").......  9,170,799      9,170,799      9,170,799
       Research Series ("RES")...........      3,675         77,090         54,880
       Total Return Series ("TRS").......    201,997      3,789,781      3,626,435
       Utilities Series ("UTS")..........     12,335        206,513        155,567
     Fidelity Variable Insurance Products
      Fund:
       VIP Equity Income Portfolio
        ("FEI")..........................    350,807      8,084,972      7,980,862
       VIP Growth Portfolio ("FGP")......     94,147      4,016,393      3,164,295
       VIP High Income Portfolio
        ("FHI")..........................     25,268        183,028        161,970
       VIP Money Market Portfolio
        ("FMM")..........................    651,006        521,314        521,315
     Fidelity Variable Insurance Products
      Fund II:
       VIP II Asset Manager: Growth
        Portfolio ("FAM")................     18,084        220,400        227,131
       VIP II Contrafund Portfolio
        ("FCN")..........................     90,348      2,128,588      1,818,700
       VIP II Index 500 Portfolio
        ("FIP")..........................     15,033      2,276,587      1,955,290
       VIP II Investment Grade Bond
        Portfolio ("FIG")................     37,981        461,527        490,719
     Neuberger Berman Advisers Management
      Trust:
       Limited Maturity Bond Portfolio
        ("NLM")..........................  1,833,339     24,608,454     24,695,074
       Mid-Cap Growth Portfolio
        ("NMC")..........................    375,437      7,814,552      6,359,907
       Partners Portfolio ("NPP")........     33,890        530,476        511,742
     J.P. Morgan Series Trust II:
       J.P. Morgan Bond Portfolio
        ("JBP")..........................    559,219      6,440,905      6,492,532
       J.P. Morgan Small Company
        Portfolio ("JSC")................     55,011        786,989        727,241
       J.P. Morgan U.S. Disciplined
        Equity Portfolio ("JEP").........     50,997        767,198        666,024
     Templeton Variable Insurance
      Products Trust Fund:
       Templeton Growth Securities Fund:
        Class 1 ("TSF")..................    174,936      2,225,290      1,940,039
     Dreyfus Variable Investment Fund:
       Appreciation Portfolio ("DCA")....     16,898        618,537        591,087
       Growth and Income Portfolio
        ("DGI")..........................      2,527         64,000         54,718
       Quality Bond Portfolio ("DQB")....    238,385      2,713,540      2,710,434
       Small Cap Portfolio ("DSC").......    395,481     14,802,692     13,893,237
     Dreyfus Stock Index Fund ("DSI")....    269,861      9,415,285      7,923,120
     T. Rowe Price Equity Series, Inc.:
       T. Rowe Price Equity Income
        Portfolio ("REI")................  1,385,599     26,691,172     26,561,931
       T. Rowe Price New America Growth
        Portfolio ("RNA")................      7,157        119,375        129,679
     AIM Variable Insurance Funds, Inc.:
       AIM V.I. Capital Appreciation Fund
        ("ACA")..........................     34,410        923,467        747,384
       AIM V.I. Value Fund ("AVF").......     16,848        486,903        393,393
     Sun Capital Advisers Trust:
       Sun Capital Real Estate Fund
        ("SRE")..........................      8,133         95,869         96,355
                                                       ------------   ------------
         NET ASSETS......................              $138,704,418   $132,154,937
                                                       ============   ============

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION
 -- December 31, 2001 -- continued

                                                                Units     Unit Value      Value
                                                              ---------   ----------   ------------
NET ASSETS APPLICABLE TO CONTRACT OWNERS:
    CAS.....................................................    284,950    $11.2106    $  3,194,942
    EGS.....................................................     49,191     13.7066         674,304
    WGO.....................................................     35,032     14.1331         495,285
    GSS.....................................................    259,661     13.5823       3,526,085
    MIS.....................................................     41,990      9.0164         378,580
    CGS.....................................................      6,607      9.6702          63,881
    MMS.....................................................    808,634     11.3438       9,170,799
    RES.....................................................      5,571      9.8487          54,880
    TRS.....................................................    256,782     14.1197       3,626,435
    UTS.....................................................     13,898     11.1922         155,567
    FEI.....................................................    597,953     13.3467       7,980,862
    FGP.....................................................    219,919     14.3874       3,164,295
    FHI.....................................................     21,509      7.5300         161,970
    FMM.....................................................     30,270     12.9690         391,625
    FAM.....................................................     23,466      9.7158         227,131
    FCN.....................................................    124,604     14.5957       1,818,700
    FIP.....................................................    137,255     14.2421       1,955,290
    FIG.....................................................     38,605     12.7115         490,719
    NLM.....................................................  1,938,642     12.7383      24,695,074
    NMC.....................................................    523,216     12.1552       6,359,907
    NPP.....................................................     44,084     11.6082         511,742
    JBP.....................................................    484,218     13.4075       6,492,532
    JSC.....................................................     59,864     12.1483         727,241
    JEP.....................................................     56,838     11.7178         666,024
    TSF.....................................................    144,878     13.3917       1,940,039
    DCA.....................................................     53,475     11.1016         591,087
    DGI.....................................................      5,230     10.4617          54,718
    DQB.....................................................    223,050     12.1558       2,710,434
    DSC.....................................................  1,237,888     11.2234      13,893,237
    DSI.....................................................    910,906      8.6980       7,923,120
    REI.....................................................  2,259,843     11.7538      26,561,931
    RNA.....................................................     14,186      9.1407         129,679
    ACA.....................................................     78,522      9.5182         747,384
    AVF.....................................................     44,769      8.7871         393,393
    SRE.....................................................      7,036     13.6919          96,355
                                                                                       ------------
      Net Assets Applicable to Contract Owners..............                            132,025,247
                                                                                       ------------
      Net Assets Applicable to Sponsor......................     10,000     12.9690         129,690
                                                                                       ------------
        Total Net Assets............................................................   $132,154,937
                                                                                       ============

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENT OF OPERATIONS

                                                             CAS                                          EGS
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends.............................   $   1,276      $  --           $--           $  --          $  --           $ --
                                           ---------      ---------       -------       ---------      ---------       --------
EXPENSES:
  Mortality and expense risk charges....   $  (6,764)     $  (2,976)      $(1,311)      $  (4,026)     $  (5,368)      $   (858)
                                           ---------      ---------       -------       ---------      ---------       --------
  Net investment income (expense).......   $  (5,488)     $  (2,976)      $(1,311)      $  (4,026)     $  (5,368)      $   (858)
                                           ---------      ---------       -------       ---------      ---------       --------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Realized gain on sale of fund
     shares.............................   $(191,836)     $  27,876       $   736       $(326,258)     $  60,548       $  9,682
    Realized gain distributions.........     136,178         68,308        16,738         107,581         79,841            739
                                           ---------      ---------       -------       ---------      ---------       --------
    Net realized gains (losses).........   $ (55,658)     $  96,184       $17,474       $(218,677)     $ 140,389       $ 10,421
                                           ---------      ---------       -------       ---------      ---------       --------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................   $ 270,302      $ (70,097)      $84,962       $(271,220)     $(174,931)      $185,881
    Beginning of year...................     (70,097)        84,962        15,085        (174,931)       185,881          6,747
                                           ---------      ---------       -------       ---------      ---------       --------
      Change in unrealized appreciation
       (depreciation)...................   $ 340,399      $(155,059)      $69,877       $ (96,289)     $(360,812)      $179,134
                                           ---------      ---------       -------       ---------      ---------       --------
    Realized and unrealized gains
     (losses)...........................   $ 284,741      $ (58,875)      $87,351       $(314,966)     $(220,423)      $189,555
                                           ---------      ---------       -------       ---------      ---------       --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................   $ 279,253      $ (61,851)      $86,040       $(318,992)     $(225,791)      $188,697
                                           =========      =========       =======       =========      =========       ========

                                                             WGO                                          GSS
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends.............................  $    15,675     $   1,150       $  2,804      $  772,430      $ 40,843       $ 16,132
                                          -----------     ---------       --------      ----------      --------       --------
EXPENSES:
  Mortality and expense risk charges....  $   (11,792)    $ (17,825)      $ (8,873)     $  (92,549)     $ (4,372)      $ (2,463)
                                          -----------     ---------       --------      ----------      --------       --------
  Net investment income (expense).......  $     3,883     $ (16,675)      $ (6,069)     $  679,881      $ 36,471       $ 13,669
                                          -----------     ---------       --------      ----------      --------       --------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Realized gain on sale of fund
     shares.............................  $(1,522,346)    $  64,027       $ 13,086      $  729,143      $ (2,285)      $ (1,137)
    Realized gain distributions.........      794,924       409,614         50,617         --                 37         --
                                          -----------     ---------       --------      ----------      --------       --------
    Net realized gains (losses).........  $  (727,422)    $ 473,641       $ 63,703      $  729,143      $ (2,248)      $ (1,137)
                                          -----------     ---------       --------      ----------      --------       --------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................  $   (34,357)    $   6,814       $909,226      $   50,612      $ 34,525       $(13,922)
    Beginning of year...................        6,814       909,226         27,953          34,525       (13,922)         6,736
                                          -----------     ---------       --------      ----------      --------       --------
      Change in unrealized appreciation
       (depreciation)...................  $   (41,171)    $(902,412)      $881,273      $   16,087      $ 48,447       $(20,658)
                                          -----------     ---------       --------      ----------      --------       --------
    Realized and unrealized gains
     (losses)...........................  $  (768,593)    $(428,771)      $944,976      $  745,230      $ 46,199       $(21,795)
                                          -----------     ---------       --------      ----------      --------       --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................  $  (764,710)    $(445,446)      $938,907      $1,425,111      $ 82,670       $ (8,126)
                                          ===========     =========       ========      ==========      ========       ========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                            MIS                                   CGS
                                                                        Sub-Account                           Sub-Account
                                                         ------------------------------------------   ---------------------------
                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         December 31,   December 31,   December 31,   December 31,   December 31,
                                                             2001           2000         1999(d)        2001(a)          2000
                                                         ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends............................................   $     374       $    250       $--            $    621       $    882
                                                          ---------       --------       -------        --------       --------
EXPENSES:
  Mortality and expense risk charges...................   $  (2,084)      $ (1,919)      $  (607)       $   (515)      $   (606)
                                                          ---------       --------       -------        --------       --------
  Net investment income (expense)......................   $  (1,710)      $ (1,669)      $  (607)       $    106       $    276
                                                          ---------       --------       -------        --------       --------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment transactions:
    Realized gain on sale of fund shares...............   $ (11,007)      $ 16,595       $   364        $(24,595)      $    (96)
    Realized gain distributions........................      38,765         11,682        --               6,774          7,896
                                                          ---------       --------       -------        --------       --------
    Net realized gains (losses)........................   $  27,758       $ 28,277       $   364        $(17,821)      $  7,800
                                                          ---------       --------       -------        --------       --------
  Net unrealized appreciation (depreciation) on
   investments:
    End of year........................................   $(131,350)      $(11,255)      $43,002        $(13,632)      $(10,923)
    Beginning of year..................................     (11,255)        43,002        --             (10,923)        --
                                                          ---------       --------       -------        --------       --------
      Change in unrealized appreciation
       (depreciation)..................................   $(120,095)      $(54,257)      $43,002        $ (2,709)      $(10,923)
                                                          ---------       --------       -------        --------       --------
    Realized and unrealized gains (losses).............   $ (92,337)      $(25,980)      $43,366        $(20,530)      $ (3,123)
                                                          ---------       --------       -------        --------       --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS......   $ (94,047)      $(27,649)      $42,759        $(20,424)      $ (2,847)
                                                          =========       ========       =======        ========       ========

                                                             MMS                                          RES
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000         1999(e)          2001           2000         1999(f)
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends.............................   $ 800,257       $426,106       $12,356        $     14       $    26         $--
                                           ---------       --------       -------        --------       -------         ------
EXPENSES:
  Mortality and expense risk charges....   $(113,585)      $(43,183)      $(1,464)       $   (304)      $  (126)        $  (16)
                                           ---------       --------       -------        --------       -------         ------
  Net investment income (expense).......   $ 686,672       $382,923       $10,892        $   (290)      $  (100)        $  (16)
                                           ---------       --------       -------        --------       -------         ------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Realized gain on sale of fund
     shares.............................   $  --           $ --           $--            $ (1,259)      $   (71)        $   38
    Realized gain distributions.........      --             --            --              10,444         2,807         --
                                           ---------       --------       -------        --------       -------         ------
    Net realized gains (losses).........   $  --           $ --           $--            $  9,185       $ 2,736         $   38
                                           ---------       --------       -------        --------       -------         ------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................   $  --           $ --           $--            $(22,210)      $(2,147)        $1,570
    Beginning of year...................      --             --            --              (2,147)        1,570         --
                                           ---------       --------       -------        --------       -------         ------
      Change in unrealized appreciation
       (depreciation)...................   $  --           $ --           $--            $(20,063)      $(3,717)        $1,570
                                           ---------       --------       -------        --------       -------         ------
    Realized and unrealized gains
     (losses)...........................   $  --           $ --           $--            $(10,878)      $  (981)        $1,608
                                           ---------       --------       -------        --------       -------         ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................   $ 686,672       $382,923       $10,892        $(11,168)      $(1,081)        $1,592
                                           =========       ========       =======        ========       =======         ======

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(d) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(e) For the period July 9, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                             TRS                                          UTS
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000         1999(f)
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends.............................   $ 114,011       $ 71,581      $  43,758       $  4,397       $ 1,099         $--
                                           ---------       --------      ---------       --------       -------         ------
EXPENSES:
  Mortality and expense risk charges....   $ (19,911)      $(12,735)     $  (7,676)      $   (852)      $  (583)        $  (41)
                                           ---------       --------      ---------       --------       -------         ------
  Net investment income (expense).......   $  94,100       $ 58,846      $  36,082       $  3,545       $   516         $  (41)
                                           ---------       --------      ---------       --------       -------         ------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Realized gain on sale of fund
     shares.............................   $ (48,578)      $(67,841)     $ (11,756)      $ (4,339)      $ 1,204         $  388
    Realized gain distributions.........     205,912        122,977        152,075         12,035         8,123         --
                                           ---------       --------      ---------       --------       -------         ------
    Net realized gains (losses).........   $ 157,334       $ 55,136      $ 140,319       $  7,696       $ 9,327         $  388
                                           ---------       --------      ---------       --------       -------         ------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................   $(163,346)      $ 89,952      $(150,902)      $(50,946)      $(2,598)        $4,230
    Beginning of year...................      89,952       (150,902)        (6,224)        (2,598)        4,230         --
                                           ---------       --------      ---------       --------       -------         ------
      Change in unrealized appreciation
       (depreciation)...................   $(253,298)      $240,854      $(144,678)      $(48,348)      $(6,828)        $4,230
                                           ---------       --------      ---------       --------       -------         ------
    Realized and unrealized gains
     (losses)...........................   $ (95,964)      $295,990      $  (4,359)      $(40,652)      $ 2,499         $4,618
                                           ---------       --------      ---------       --------       -------         ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................   $  (1,864)      $354,836      $  31,723       $(37,107)      $ 3,015         $4,577
                                           =========       ========      =========       ========       =======         ======

                                                             FEI                                          FGP
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends.............................   $  81,137       $ 52,641       $ 26,204     $     4,954    $     6,849     $    4,538
                                           ---------       --------       --------     -----------    -----------     ----------
EXPENSES:
  Mortality and expense risk charges....   $ (37,818)      $(24,777)      $(16,851)    $   (34,127)   $   (44,428)    $  (23,334)
                                           ---------       --------       --------     -----------    -----------     ----------
  Net investment income (expense).......   $  43,319       $ 27,864       $  9,353     $   (29,173)   $   (37,579)    $  (18,796)
                                           ---------       --------       --------     -----------    -----------     ----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Realized gain on sale of fund
     shares.............................   $ (18,818)      $  2,219       $ 21,616     $(1,286,563)   $   172,371     $   63,936
    Realized gain distributions.........     227,956        198,292         57,924         465,728        681,208        285,355
                                           ---------       --------       --------     -----------    -----------     ----------
    Net realized gains (losses).........   $ 209,138       $200,511       $ 79,540     $  (820,835)   $   853,579     $  349,291
                                           ---------       --------       --------     -----------    -----------     ----------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................   $(104,110)      $358,362       $174,537     $  (852,098)   $   (31,860)    $1,669,520
    Beginning of year...................     358,362        174,537        124,054         (31,860)     1,669,520        530,726
                                           ---------       --------       --------     -----------    -----------     ----------
      Change in unrealized appreciation
       (depreciation)...................   $(462,472)      $183,825       $ 50,483     $  (820,238)   $(1,701,380)    $1,138,794
                                           ---------       --------       --------     -----------    -----------     ----------
    Realized and unrealized gains
     (losses)                              $(253,334)      $384,336       $130,023     $(1,641,073)   $  (847,801)    $1,488,085
                                           ---------       --------       --------     -----------    -----------     ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................   $(210,015)      $412,200       $139,376     $(1,670,246)   $  (885,380)    $1,469,289
                                           =========       ========       ========     ===========    ===========     ==========

(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                             FHI                                          FMM
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends.............................    $ 20,169       $ 11,119       $15,992        $20,959        $31,041        $25,843
                                            --------       --------       -------        -------        -------        -------
EXPENSES:
  Mortality and expense risk charges....    $ (1,513)      $   (979)      $(1,007)       $(2,376)       $(2,309)       $(2,393)
                                            --------       --------       -------        -------        -------        -------
  Net investment income (expense).......    $ 18,656       $ 10,140       $14,985        $18,583        $28,732        $23,450
                                            --------       --------       -------        -------        -------        -------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Realized gain on sale of fund
     shares.............................    $(87,979)      $(10,315)      $(3,985)       $--            $--            $--
    Realized gain distributions.........      --                  1           598         --             --             --
                                            --------       --------       -------        -------        -------        -------
    Net realized gains (losses).........    $(87,979)      $(10,314)      $(3,387)       $--            $--            $--
                                            --------       --------       -------        -------        -------        -------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................    $(21,058)      $(40,501)      $ 2,952        $--            $--            $--
    Beginning of year...................     (40,501)         2,952         1,576         --             --             --
                                            --------       --------       -------        -------        -------        -------
      Change in unrealized appreciation
       (depreciation)...................    $ 19,443       $(43,453)      $ 1,376        $--            $--            $--
                                            --------       --------       -------        -------        -------        -------
    Realized and unrealized gains
     (losses)...........................    $(68,536)      $(53,767)      $(2,011)       $--            $--            $--
                                            --------       --------       -------        -------        -------        -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................    $(49,880)      $(43,627)      $12,974        $18,583        $28,732        $23,450
                                            ========       ========       =======        =======        =======        =======

                                                             FAM                                          FCN
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000         1999(g)          2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends.............................    $  9,268       $  1,195        -$-          $  14,590      $   3,384       $  2,605
                                            --------       --------         ----        ---------      ---------       --------
EXPENSES:
  Mortality and expense risk charges....    $ (1,384)      $ (1,018)        $(12)       $ (11,084)     $  (9,400)      $ (4,164)
                                            --------       --------         ----        ---------      ---------       --------
  Net investment income (expense).......    $  7,884       $    177         $(12)       $   3,506      $  (6,016)      $ (1,559)
                                            --------       --------         ----        ---------      ---------       --------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Realized gain on sale of fund
     shares.............................    $(67,057)      $ (3,228)        $(29)       $ (64,024)     $  55,335       $ 17,346
    Realized gain distributions.........       3,476          4,928        --              51,493        122,679         19,104
                                            --------       --------         ----        ---------      ---------       --------
    Net realized gains (losses).........    $(63,581)      $  1,700         $(29)       $ (12,531)     $ 178,014       $ 36,450
                                            --------       --------         ----        ---------      ---------       --------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................    $  6,731       $(30,527)        $288        $(309,888)     $ (66,278)      $220,588
    Beginning of year...................     (30,527)           288        --             (66,278)       220,588         97,673
                                            --------       --------         ----        ---------      ---------       --------
      Change in unrealized appreciation
       (depreciation)...................    $ 37,258       $(30,815)        $288        $(243,610)     $(286,866)      $122,915
                                            --------       --------         ----        ---------      ---------       --------
    Realized and unrealized gains
     (losses)...........................    $(26,323)      $(29,115)        $259        $(256,141)     $(108,852)      $159,365
                                            --------       --------         ----        ---------      ---------       --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................    $(18,439)      $(28,938)        $247        $(252,635)     $(114,868)      $157,806
                                            ========       ========         ====        =========      =========       ========

(g) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                             FIP                                          FIG
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000         1999(h)
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends.............................   $  77,917      $  78,713      $   45,919      $25,741        $30,100        $--
                                           ---------      ---------      ----------      -------        -------        -------
EXPENSES:
  Mortality and expense risk charges....   $ (27,036)     $ (47,023)     $  (42,203)     $(2,922)       $(2,669)       $(2,140)
                                           ---------      ---------      ----------      -------        -------        -------
  Net investment income (expense).......   $  50,881      $  31,690      $    3,716      $22,819        $27,431        $(2,140)
                                           ---------      ---------      ----------      -------        -------        -------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Realized gain on sale of fund
     shares.............................   $  41,335      $ 111,696      $  242,668      $   664        $  (421)       $   (65)
    Realized gain distributions.........      --             34,533          31,159       --                 (1)        --
                                           ---------      ---------      ----------      -------        -------        -------
    Net realized gains (losses).........   $  41,335      $ 146,229      $  273,827      $   664        $  (422)       $   (65)
                                           ---------      ---------      ----------      -------        -------        -------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................   $(321,297)     $ 675,164      $1,674,973      $29,192        $16,266        $(2,155)
    Beginning of year...................     675,164      1,674,973         698,312       16,266         (2,155)        --
                                           ---------      ---------      ----------      -------        -------        -------
      Change in unrealized appreciation
       (depreciation)...................   $(996,461)     $(999,809)     $  976,661      $12,926        $18,421        $(2,155)
                                           ---------      ---------      ----------      -------        -------        -------
    Realized and unrealized gains
     (losses)...........................   $(955,126)     $(853,580)     $1,250,488      $13,590        $17,999        $(2,220)
                                           ---------      ---------      ----------      -------        -------        -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................   $(904,245)     $(821,890)     $1,254,204      $36,409        $45,430        $(4,360)
                                           =========      =========      ==========      =======        =======        =======

                                                             NLM                                          NMC
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000         1999(f)
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends.............................    $  3,546      $      950      $ 1,845      $   --           $     70        $--
                                            --------      ----------      -------      -----------      --------        ------
EXPENSES:
  Mortality and expense risk charges....    $(31,998)     $ (112,169)     $   (96)     $   (38,058)     $ (1,833)       $  (39)
                                            --------      ----------      -------      -----------      --------        ------
  Net investment income (expense).......    $(28,452)     $ (111,219)     $ 1,749      $   (38,058)     $ (1,763)       $  (39)
                                            --------      ----------      -------      -----------      --------        ------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Realized gain on sale of fund
     shares.............................    $  4,804      $1,898,137      $(1,283)     $  (455,080)     $ 14,417        $  127
    Realized gain distributions.........      --                 (11)      --              --                166        --
                                            --------      ----------      -------      -----------      --------        ------
    Net realized gains (losses).........    $  4,804      $1,898,126      $(1,283)     $  (455,080)     $ 14,583        $  127
                                            --------      ----------      -------      -----------      --------        ------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................    $ 86,620      $      149      $--          $(1,454,645)     $(75,821)       $7,763
    Beginning of year...................         149         --               489          (75,821)        7,763        --
                                            --------      ----------      -------      -----------      --------        ------
      Change in unrealized appreciation
       (depreciation)...................    $ 86,471      $      149      $  (489)     $(1,378,824)     $(83,584)       $7,763
                                            --------      ----------      -------      -----------      --------        ------
    Realized and unrealized gains
     (losses)...........................    $ 91,275      $1,898,275      $(1,772)     $(1,833,904)     $(69,001)       $7,890
                                            --------      ----------      -------      -----------      --------        ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................    $ 62,823      $1,787,056      $   (23)     $(1,871,962)     $(70,764)       $7,851
                                            ========      ==========      =======      ===========      ========        ======

(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(h) For the period March 16, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                             NPP                                          JBP
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends.............................   $  48,101      $ 241,165       $ 12,234       $234,714       $193,471       $ 34,234
                                           ---------      ---------       --------       --------       --------       --------
EXPENSES:
  Mortality and expense risk charges....   $  (5,158)     $  (7,331)      $ (6,648)      $(24,196)      $(16,079)      $ (8,292)
                                           ---------      ---------       --------       --------       --------       --------
  Net investment income (expense).......   $  42,943      $ 233,834       $  5,586       $210,518       $177,392       $ 25,942
                                           ---------      ---------       --------       --------       --------       --------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Realized gain on sale of fund
     shares.............................   $(103,490)     $(143,621)      $(23,884)      $ 54,683       $ (3,412)      $ (3,212)
    Realized gain distributions.........      --                (71)        21,277         35,277             73          3,894
                                           ---------      ---------       --------       --------       --------       --------
    Net realized gains (losses).........   $(103,490)     $(143,692)      $ (2,607)      $ 89,960       $ (3,339)      $    682
                                           ---------      ---------       --------       --------       --------       --------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................   $ (18,734)     $ (74,042)      $ 25,537       $ 51,627       $ 82,723       $(45,135)
    Beginning of year...................     (74,042)        25,537        (48,732)        82,723        (45,135)         6,550
                                           ---------      ---------       --------       --------       --------       --------
      Change in unrealized appreciation
       (depreciation)...................   $  55,308      $ (99,579)      $ 74,269       $(31,096)      $127,858       $(51,685)
                                           ---------      ---------       --------       --------       --------       --------
    Realized and unrealized gains
     (losses)...........................   $ (48,182)     $(243,271)      $ 71,662       $ 58,864       $124,519       $(51,003)
                                           ---------      ---------       --------       --------       --------       --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................   $  (5,239)     $  (9,437)      $ 77,248       $269,382       $301,911       $(25,061)
                                           =========      =========       ========       ========       ========       ========

                                                             JSC                                          JEP
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends.............................    $    216      $     972       $    250      $   3,176       $  2,226       $ 1,002
                                            --------      ---------       --------      ---------       --------       -------
EXPENSES:
  Mortality and expense risk charges....    $ (3,724)     $  (2,429)      $ (2,185)     $  (2,852)      $ (2,080)      $(1,530)
                                            --------      ---------       --------      ---------       --------       -------
  Net investment income (expense).......    $ (3,508)     $  (1,457)      $ (1,935)     $     324       $    146       $  (528)
                                            --------      ---------       --------      ---------       --------       -------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Realized gain on sale of fund
     shares.............................    $(32,140)     $  67,637       $ (3,045)     $  (2,541)      $  5,328       $ 2,929
    Realized gain distributions.........      --              9,143          8,408         --             10,061        23,314
                                            --------      ---------       --------      ---------       --------       -------
    Net realized gains (losses).........    $(32,140)     $  76,780       $  5,363      $  (2,541)      $ 15,389       $26,243
                                            --------      ---------       --------      ---------       --------       -------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................    $(59,748)     $ (30,340)      $109,195      $(101,174)      $(39,724)      $20,258
    Beginning of year...................     (30,340)       109,195        (11,212)       (39,724)        20,258         4,990
                                            --------      ---------       --------      ---------       --------       -------
      Change in unrealized appreciation
       (depreciation)...................    $(29,408)     $(139,535)      $120,407      $ (61,450)      $(59,982)      $15,268
                                            --------      ---------       --------      ---------       --------       -------
    Realized and unrealized gains
     (losses)...........................    $(61,548)     $ (62,755)      $125,770      $ (63,991)      $(44,593)      $41,511
                                            --------      ---------       --------      ---------       --------       -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................    $(65,056)     $ (64,212)      $123,835      $ (63,667)      $(44,447)      $40,983
                                            ========      =========       ========      =========       ========       =======

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                          TSF                          TSF1
                                                                      Sub-Account                   Sub-Account
                                                              ---------------------------   ---------------------------
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2001         2000(b)        2000(c)          1999
                                                              ------------   ------------   ------------   ------------
INCOME:
  Dividends.................................................   $  33,890       $--           $   9,196       $  8,751
                                                               ---------       -------       ---------       --------
EXPENSES:
  Mortality and expense risk charges........................   $  (9,959)      $(4,713)      $  (2,204)      $ (3,534)
                                                               ---------       -------       ---------       --------
  Net investment income (expense)...........................   $  23,931       $(4,713)      $   6,992       $  5,217
                                                               ---------       -------       ---------       --------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment transactions:
    Realized gain on sale of fund shares....................   $  23,688       $ 5,853       $ (76,763)      $(15,425)
    Realized gain distributions.............................     282,451        --             173,464         40,489
                                                               ---------       -------       ---------       --------
    Net realized gains (losses).............................   $ 306,139       $ 5,853       $  96,701       $ 25,064
                                                               ---------       -------       ---------       --------
  Net unrealized appreciation (depreciation) on investments:
    End of year.............................................   $(285,251)      $65,388       $  --           $105,897
    Beginning of year.......................................      65,388        --             105,897        (22,684)
                                                               ---------       -------       ---------       --------
      Change in unrealized appreciation (depreciation)......   $(350,639)      $65,388       $(105,897)      $128,581
                                                               ---------       -------       ---------       --------
    Realized and unrealized gains (losses)..................   $ (44,500)      $71,241       $  (9,196)      $153,645
                                                               ---------       -------       ---------       --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...........   $ (20,569)      $66,528       $  (2,204)      $158,862
                                                               =========       =======       =========       ========

                                                                            DCA                                   DGI
                                                                        Sub-Account                           Sub-Account
                                                         ------------------------------------------   ---------------------------
                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         December 31,   December 31,   December 31,   December 31,   December 31,
                                                             2001           2000         1999(i)          2001         2000(a)
                                                         ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends............................................    $  5,080       $ 1,644         $ 428         $   288        $   320
                                                           --------       -------         -----         -------        -------
EXPENSES:
  Mortality and expense risk charges...................    $ (2,454)      $  (897)        $ (53)        $  (346)       $  (290)
                                                           --------       -------         -----         -------        -------
  Net investment income (expense)......................    $  2,626       $   747         $ 375         $   (58)       $    30
                                                           --------       -------         -----         -------        -------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment transactions:
    Realized gain on sale of fund shares...............    $ (5,354)      $    43         $  35         $  (704)       $   (22)
    Realized gain distributions........................      --                 1           288             895          2,151
                                                           --------       -------         -----         -------        -------
    Net realized gains (losses)........................    $ (5,354)      $    44         $ 323         $   191        $ 2,129
                                                           --------       -------         -----         -------        -------
  Net unrealized appreciation (depreciation) on
   investments:
    End of year........................................    $(27,450)      $(8,803)        $(177)        $(9,282)       $(5,170)
    Beginning of year..................................      (8,803)         (177)        --             (5,170)        --
                                                           --------       -------         -----         -------        -------
      Change in unrealized appreciation
       (depreciation)..................................    $(18,647)      $(8,626)        $(177)        $(4,112)       $(5,170)
                                                           --------       -------         -----         -------        -------
    Realized and unrealized gains (losses).............    $(24,001)      $(8,582)        $ 146         $(3,921)       $(3,041)
                                                           --------       -------         -----         -------        -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS......    $(21,375)      $(7,835)        $ 521         $(3,979)       $(3,011)
                                                           ========       =======         =====         =======        =======

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(b) For the period May 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(c) For the period January 1, 2000 through April 30, 2000 (termination of operations of Sub-Account).
(i) For the period August 3, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                             DQB                                          DSC
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000         1999(d)          2001           2000         1999(d)
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends.............................    $24,419         $2,874         $1,154      $    44,760     $   2,427        $--
                                            -------         ------         ------      -----------     ---------        ------
EXPENSES:
  Mortality and expense risk charges....    $(1,157)        $ (313)        $ (112)     $   (65,708)    $  (3,255)       $ (104)
                                            -------         ------         ------      -----------     ---------        ------
  Net investment income (expense).......    $23,262         $2,561         $1,042      $   (20,948)    $    (828)       $ (104)
                                            -------         ------         ------      -----------     ---------        ------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Realized gain on sale of fund
     shares.............................    $ 1,265         $  (30)        $    1      $(1,024,094)    $  11,102        $ (979)
    Realized gain distributions.........      1,799             (5)        --              897,362       346,616        --
                                            -------         ------         ------      -----------     ---------        ------
    Net realized gains (losses).........    $ 3,064         $  (35)        $    1      $  (126,732)    $ 357,718        $ (979)
                                            -------         ------         ------      -----------     ---------        ------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................    $(3,106)        $2,968         $ (197)     $  (909,455)    $(302,888)       $6,081
    Beginning of year...................      2,968           (197)        --             (302,888)        6,081        --
                                            -------         ------         ------      -----------     ---------        ------
      Change in unrealized appreciation
       (depreciation)...................    $(6,074)        $3,165         $ (197)     $  (606,567)    $(308,969)       $6,081
                                            -------         ------         ------      -----------     ---------        ------
    Realized and unrealized gains
     (losses)...........................    $(3,010)        $3,130         $ (196)     $  (733,299)    $  48,749        $5,102
                                            -------         ------         ------      -----------     ---------        ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................    $20,252         $5,691         $  846      $  (754,247)    $  47,921        $4,998
                                            =======         ======         ======      ===========     =========        ======

                                                             DSI                                          REI
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000         1999(j)          2001           2000         1999(k)
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends.............................  $   100,419     $  61,294       $ 15,330      $ 291,840       $    645       $    426
                                          -----------     ---------       --------      ---------       --------       --------
EXPENSES:
  Mortality and expense risk charges....  $   (56,344)    $ (32,672)      $ (6,853)     $(110,082)      $   (374)      $   (269)
                                          -----------     ---------       --------      ---------       --------       --------
  Net investment income (expense).......  $    44,075     $  28,622       $  8,477      $ 181,758       $    271       $    157
                                          -----------     ---------       --------      ---------       --------       --------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Realized gain on sale of fund
     shares.............................  $  (959,736)    $  34,235       $   (981)     $ (32,549)      $(12,783)      $ (1,032)
    Realized gain distributions.........       42,173       155,440         12,105        383,880          3,832          3,326
                                          -----------     ---------       --------      ---------       --------       --------
    Net realized gains (losses).........  $  (917,563)    $ 189,675       $ 11,124      $ 351,331       $ (8,951)      $  2,294
                                          -----------     ---------       --------      ---------       --------       --------
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................  $(1,492,165)    $(776,938)      $216,897      $(129,241)      $  3,711       $(11,151)
    Beginning of year...................     (776,938)      216,897         --              3,711        (11,151)        --
                                          -----------     ---------       --------      ---------       --------       --------
      Change in unrealized appreciation
       (depreciation)...................  $  (715,227)    $(993,835)      $216,897      $(132,952)      $ 14,862       $(11,151)
                                          -----------     ---------       --------      ---------       --------       --------
    Realized and unrealized gains
     (losses)...........................  $(1,632,790)    $(804,160)      $228,021      $ 218,379       $  5,911       $ (8,857)
                                          -----------     ---------       --------      ---------       --------       --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................  $(1,588,715)    $(775,538)      $236,498      $ 400,137       $  6,182       $ (8,700)
                                          ===========     =========       ========      =========       ========       ========

(d) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(j) For the period May 6, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(k) For the period June 30, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                            RNA                                   ACA
                                                                        Sub-Account                           Sub-Account
                                                         ------------------------------------------   ---------------------------
                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         December 31,   December 31,   December 31,   December 31,   December 31,
                                                             2001           2000         1999(f)          2001         2000(a)
                                                         ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends............................................    $ --           $    399        $--          $  --           $ --
                                                           --------       --------        ------       ---------       --------
EXPENSES:
  Mortality and expense risk charges...................    $   (773)      $   (565)       $  (46)      $  (2,360)      $   (427)
                                                           --------       --------        ------       ---------       --------
  Net investment income (expense)......................    $   (773)      $   (166)       $  (46)      $  (2,360)      $   (427)
                                                           --------       --------        ------       ---------       --------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment transactions:
    Realized gain on sale of fund shares...............    $(65,145)      $    344        $ (719)      $  (7,297)      $    203
    Realized gain distributions........................       2,262         15,519         1,529          60,190          3,325
                                                           --------       --------        ------       ---------       --------
    Net realized gains (losses)........................    $(62,883)      $ 15,863        $  810       $  52,893       $  3,528
                                                           --------       --------        ------       ---------       --------
  Net unrealized appreciation (depreciation) on
   investments:
    End of year........................................    $ 10,304       $(27,301)       $1,521       $(176,083)      $(29,082)
    Beginning of year..................................     (27,301)         1,521        --             (29,082)        --
                                                           --------       --------        ------       ---------       --------
      Change in unrealized appreciation
       (depreciation)..................................    $ 37,605       $(28,822)       $1,521       $(147,001)      $(29,082)
                                                           --------       --------        ------       ---------       --------
    Realized and unrealized gains (losses).............    $(25,278)      $(12,959)       $2,331       $ (94,108)      $(25,554)
                                                           --------       --------        ------       ---------       --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS......    $(26,051)      $(13,125)       $2,285       $ (96,468)      $(25,981)
                                                           ========       ========        ======       =========       ========

                                                             AVF                                          SRE
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000         1999(g)          2001           2000         1999(f)
                                          ------------   ------------   ------------   ------------   ------------   ------------
INCOME:
  Dividends.............................    $    513       $    479        $  124        $ 4,717        $ 3,374         $ 236
                                            --------       --------        ------        -------        -------         -----
EXPENSES:
  Mortality and expense risk charges....    $ (2,206)      $ (2,012)       $  (68)       $  (381)       $  (250)        $  (6)
                                            --------       --------        ------        -------        -------         -----
  Net investment income (expense).......    $ (1,693)      $ (1,533)       $   56        $ 4,336        $ 3,124         $ 230
                                            --------       --------        ------        -------        -------         -----
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Realized gain on sale of fund
     shares.............................    $(34,305)      $    496        $   58        $ 9,747        $   163         $  (5)
    Realized gain distributions.........       7,781         16,736           648          1,384            528         --
                                            --------       --------        ------        -------        -------         -----
    Net realized gains (losses).........    $(26,524)      $ 17,232        $  706        $11,131        $   691         $  (5)
                                            --------       --------        ------        -------        -------         -----
  Net unrealized appreciation
   (depreciation) on investments:
    End of year.........................    $(93,510)      $(76,227)       $3,120        $   486        $ 9,921         $(157)
    Beginning of year...................     (76,227)         3,120        --              9,921           (157)        --
                                            --------       --------        ------        -------        -------         -----
      Change in unrealized appreciation
       (depreciation)...................    $(17,283)      $(79,347)       $3,120        $(9,435)       $10,078         $(157)
                                            --------       --------        ------        -------        -------         -----
    Realized and unrealized gains
     (losses)...........................    $(43,807)      $(62,115)       $3,826        $ 1,696        $10,769         $(162)
                                            --------       --------        ------        -------        -------         -----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................    $(45,500)      $(63,648)       $3,882        $ 6,032        $13,893         $  68
                                            ========       ========        ======        =======        =======         =====

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(g) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

STATEMENTS OF CHANGES IN NET ASSETS

                                                             CAS                                          EGS
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $   (5,488)    $  (2,976)      $ (1,311)     $  (4,026)     $  (5,368)      $   (858)
  Net realized gains (losses)...........      (55,658)       96,184         17,474       (218,677)       140,389         10,421
  Net unrealized gains (losses) during
   the year.............................      340,399      (155,059)        69,877        (96,289)      (360,812)       179,134
                                           ----------     ---------       --------      ---------      ---------       --------
      Increase (Decrease) in net assets
       from operations..................   $  279,253     $ (61,851)      $ 86,040      $(318,992)     $(225,791)      $188,697
                                           ----------     ---------       --------      ---------      ---------       --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........   $  158,518     $ 143,697       $ 88,046      $ 202,184      $ 392,768       $ 76,314
    Net transfers between
     Sub-Accounts.......................    2,349,040        31,331         59,089        (71,199)       228,321        216,689
    Withdrawals, surrenders and
     annuitizations.....................      (14,149)       --             --             --             (4,917)        --
    Cost of insurance and contract
     charges............................      (37,655)      (14,660)        (7,971)       (22,501)       (22,792)        (6,288)
                                           ----------     ---------       --------      ---------      ---------       --------
  Increase (Decrease) in net assets from
   contract owner transactions..........   $2,455,754     $ 160,368       $139,164      $ 108,484      $ 593,380       $286,715
                                           ----------     ---------       --------      ---------      ---------       --------
    Increase (Decrease) in net assets...   $2,735,007     $  98,517       $225,204      $(210,508)     $ 367,589       $475,412
NET ASSETS:
  Beginning of period...................      459,935       361,418        136,214        884,812        517,223         41,811
                                           ----------     ---------       --------      ---------      ---------       --------
  End of period.........................   $3,194,942     $ 459,935       $361,418      $ 674,304      $ 884,812       $517,223
                                           ==========     =========       ========      =========      =========       ========

                                                             WGO                                          GSS
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $     3,883     $  (16,675)    $   (6,069)   $   679,881    $    36,471      $ 13,669
  Net realized gains (losses)...........     (727,422)       473,641         63,703        729,143         (2,248)       (1,137)
  Net unrealized gains (losses) during
   the year.............................      (41,171)      (902,412)       881,273         16,087         48,447       (20,658)
                                          -----------     ----------     ----------    ------------   -----------      --------
      Increase (Decrease) in net assets
       from operations..................  $  (764,710)    $ (445,446)    $  938,907    $ 1,425,111    $    82,670      $ (8,126)
                                          -----------     ----------     ----------    ------------   -----------      --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........  $   843,525     $  832,248     $  743,442    $   694,594    $   270,193      $313,310
    Net transfers between
     Sub-Accounts.......................   (2,475,784)       218,921         20,392    (10,644,493)    11,530,718        23,430
    Withdrawals, surrenders and
     annuitizations.....................      (24,666)       (16,978)       --             (70,780)        (9,176)       --
    Cost of insurance and contract
     charges............................      (56,615)       (60,752)       (38,113)      (386,848)       (12,756)      (10,810)
                                          -----------     ----------     ----------    ------------   -----------      --------
  Increase (Decrease) in net assets from
   contract owner transactions..........  $(1,713,540)    $  973,439     $  725,721    $(10,407,527)  $11,778,979      $325,930
                                          -----------     ----------     ----------    ------------   -----------      --------
    Increase (Decrease) in net assets...  $(2,478,250)    $  527,993     $1,664,628    $(8,982,416)   $11,861,649      $317,804
NET ASSETS:
  Beginning of period...................    2,973,535      2,445,542        780,914     12,508,501        646,852       329,048
                                          -----------     ----------     ----------    ------------   -----------      --------
  End of period.........................  $   495,285     $2,973,535     $2,445,542    $ 3,526,085    $12,508,501      $646,852
                                          ===========     ==========     ==========    ============   ===========      ========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                            MIS                                   CGS
                                                                        Sub-Account                           Sub-Account
                                                         ------------------------------------------   ---------------------------
                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         December 31,   December 31,   December 31,   December 31,   December 31,
                                                             2001           2000         1999(d)          2001         2000(a)
                                                         ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).........................   $  (1,710)      $ (1,669)      $   (607)      $    106       $    276
  Net realized gains (losses)..........................      27,758         28,277            364        (17,821)         7,800
  Net unrealized gains (losses) during the year........    (120,095)       (54,257)        43,002         (2,709)       (10,923)
                                                          ---------       --------       --------       --------       --------
      Increase (Decrease) in net assets from
       operations......................................   $ (94,047)      $(27,649)      $ 42,759       $(20,424)      $ (2,847)
                                                          ---------       --------       --------       --------       --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.........................   $ 117,647       $157,038       $111,816       $ 29,887       $ 20,020
    Net transfers between Sub-Accounts.................      46,534         (2,826)        84,273        (34,751)       124,663
    Withdrawals, surrenders and annuitizations.........     (14,257)       (21,491)        --            (49,212)        --
    Cost of insurance and contract charges.............      (9,953)        (7,102)        (4,162)        (2,147)        (1,308)
                                                          ---------       --------       --------       --------       --------
  Increase (Decrease) in net assets from contract owner
   transactions........................................   $ 139,971       $125,619       $191,927       $(56,223)      $143,375
                                                          ---------       --------       --------       --------       --------
    Increase (Decrease) in net assets..................   $  45,924       $ 97,970       $234,686       $(76,647)      $140,528
NET ASSETS:
  Beginning of period..................................     332,656        234,686         --            140,528         --
                                                          ---------       --------       --------       --------       --------
  End of period........................................   $ 378,580       $332,656       $234,686       $ 63,881       $140,528
                                                          =========       ========       ========       ========       ========

                                                             MMS                                          RES
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000         1999(e)          2001           2000         1999(f)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $   686,672    $   382,923     $   10,892      $   (290)      $  (100)       $   (16)
  Net realized gains (losses)...........      --             --             --              9,185         2,736             38
  Net unrealized gains (losses) during
   the year.............................      --             --             --            (20,063)       (3,717)         1,570
                                          ------------   ------------    ----------      --------       -------        -------
      Increase (Decrease) in net assets
       from operations..................  $   686,672    $   382,923     $   10,892      $(11,168)      $(1,081)       $ 1,592
                                          ------------   ------------    ----------      --------       -------        -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........  $15,496,480    $48,450,390     $  897,156      $ 23,578       $11,680        $12,837
    Net transfers between
     Sub-Accounts.......................  (31,573,494)   (21,792,259)       262,777        30,071        (9,656)             1
    Withdrawals, surrenders and
     annuitizations.....................   (3,091,509)       --             --             --            --             --
    Cost of insurance and contract
     charges............................     (413,505)      (135,749)        (9,975)       (1,720)         (692)          (562)
                                          ------------   ------------    ----------      --------       -------        -------
  Increase (Decrease) in net assets from
   contract owner transactions..........  $(19,582,028)  $26,522,382     $1,149,958      $ 51,929       $ 1,332        $12,276
                                          ------------   ------------    ----------      --------       -------        -------
    Increase (Decrease) in net assets...  $(18,895,356)  $26,905,305     $1,160,850      $ 40,761       $   251        $13,868
NET ASSETS:
  Beginning of period...................   28,066,155      1,160,850        --             14,119        13,868         --
                                          ------------   ------------    ----------      --------       -------        -------
  End of period.........................  $ 9,170,799    $28,066,155     $1,160,850      $ 54,880       $14,119        $13,868
                                          ============   ============    ==========      ========       =======        =======

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(d) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(e) For the period July 9, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                             TRS                                          UTS
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000         1999(f)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $   94,100     $   58,846     $   36,082      $  3,545       $    516       $   (41)
  Net realized gains (losses)...........      157,334         55,136        140,319         7,696          9,327           388
    Net unrealized gains (losses) during
     the year...........................     (253,298)       240,854       (144,678)      (48,348)        (6,828)        4,230
                                           ----------     ----------     ----------      --------       --------       -------
      Increase (Decrease) in net assets
       from operations..................   $   (1,864)    $  354,836     $   31,723      $(37,107)      $  3,015       $ 4,577
                                           ----------     ----------     ----------      --------       --------       -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........   $  892,423     $  788,726     $  872,032      $ 76,334       $ 93,144       $54,335
    Net transfers between
     Sub-Accounts.......................      317,693       (124,782)        96,648         9,363         10,145        (6,705)
    Withdrawals, surrenders and
     annuitizations.....................      (63,114)       --             --            (16,997)        --            --
    Cost of insurance and contract
     charges............................      (94,102)       (52,800)       (45,297)      (18,046)       (13,979)       (2,512)
                                           ----------     ----------     ----------      --------       --------       -------
  Increase (Decrease) in net assets from
   contract owner transactions..........   $1,052,900     $  611,144     $  923,383      $ 50,654       $ 89,310       $45,118
                                           ----------     ----------     ----------      --------       --------       -------
    Increase (Decrease) in net assets...   $1,051,036     $  965,980     $  955,106      $ 13,547       $ 92,325       $49,695
NET ASSETS:
  Beginning of period...................    2,575,399      1,609,419        654,313       142,020         49,695        --
                                           ----------     ----------     ----------      --------       --------       -------
  End of period.........................   $3,626,435     $2,575,399     $1,609,419      $155,567       $142,020       $49,695
                                           ==========     ==========     ==========      ========       ========       =======

                                                             FEI                                          FGP
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $   43,319     $   27,864     $    9,353    $   (29,173)    $  (37,579)    $  (18,796)
  Net realized gains (losses)...........      209,138        200,511         79,540       (820,835)       853,579        349,291
  Net unrealized gains (losses) during
   the year.............................     (462,472)       183,825         50,483       (820,238)    (1,701,380)     1,138,794
                                           ----------     ----------     ----------    -----------     ----------     ----------
      Increase (Decrease) in net assets
       from operations..................   $ (210,015)    $  412,200     $  139,376    $(1,670,246)    $ (885,380)    $1,469,289
                                           ----------     ----------     ----------    -----------     ----------     ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........   $1,936,243     $1,332,482     $1,800,084    $ 1,503,037     $1,974,381     $2,503,859
    Net transfers between
     Sub-Accounts.......................    1,695,106         13,914       (445,069)    (3,724,521)        37,842       (100,061)
    Withdrawals, surrenders and
     annuitizations.....................      (61,289)       --             --             --             --             --
    Cost of insurance and contract
     charges                                 (184,028)      (104,053)       (95,007)      (164,513)      (175,471)      (142,156)
                                           ----------     ----------     ----------    -----------     ----------     ----------
  Increase (Decrease) in net assets from
   contract owner transactions..........   $3,386,032     $1,242,343     $1,260,008    $(2,385,997)    $1,836,752     $2,261,642
                                           ----------     ----------     ----------    -----------     ----------     ----------
    Increase (Decrease) in net assets...   $3,176,017     $1,654,543     $1,399,384    $(4,056,243)    $  951,372     $3,730,931
NET ASSETS:
  Beginning of period...................    4,804,845      3,150,302      1,750,918      7,220,538      6,269,166      2,538,235
                                           ----------     ----------     ----------    -----------     ----------     ----------
  End of period.........................   $7,980,862     $4,804,845     $3,150,302    $ 3,164,295     $7,220,538     $6,269,166
                                           ==========     ==========     ==========    ===========     ==========     ==========

(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                             FHI                                          FMM
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........    $ 18,656       $ 10,140      $  14,985       $ 18,583       $ 28,732      $  23,450
  Net realized gains (losses)...........     (87,979)       (10,314)        (3,387)        --             --             --
  Net unrealized gains (losses) during
   the year.............................      19,443        (43,453)         1,376         --             --             --
                                            --------       --------      ---------       --------       --------      ---------
      Increase (Decrease) in net assets
       from operations..................    $(49,880)      $(43,627)     $  12,974       $ 18,583       $ 28,732      $  23,450
                                            --------       --------      ---------       --------       --------      ---------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........    $123,883       $ 65,728      $  96,271       $ --           $ --          $ 243,917
    Net transfers between
     Sub-Accounts.......................     (44,935)        (9,250)      (125,515)        --               (772)      (187,845)
    Withdrawals, surrenders and
     annuitizations.....................      (9,390)        (2,907)        --             --             --             --
    Cost of insurance and contract
     charges............................      (7,106)        (4,395)        (7,317)       (14,979)        (9,044)       (11,828)
                                            --------       --------      ---------       --------       --------      ---------
  Increase (Decrease) in net assets from
   contract owner transactions..........    $ 62,452       $ 49,176      $ (36,561)      $(14,979)      $ (9,816)     $  44,244
                                            --------       --------      ---------       --------       --------      ---------
    Increase (Decrease) in net assets...    $ 12,572       $  5,549      $ (23,587)      $  3,604       $ 18,916      $  67,694
NET ASSETS:
  Beginning of period...................     149,398        143,849        167,436        517,711        498,795        431,101
                                            --------       --------      ---------       --------       --------      ---------
  End of period.........................    $161,970       $149,398      $ 143,849       $521,315       $517,711      $ 498,795
                                            ========       ========      =========       ========       ========      =========

                                                             FAM                                          FCN
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000         1999(g)          2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........    $  7,884       $    177       $   (12)      $    3,506     $   (6,016)     $ (1,559)
  Net realized gains (losses)...........     (63,581)         1,700           (29)         (12,531)       178,014        36,450
  Net unrealized gains (losses) during
   the year.............................      37,258        (30,815)          288         (243,610)      (286,866)      122,915
                                            --------       --------       -------       ----------     ----------      --------
      Increase (Decrease) in net assets
       from operations..................    $(18,439)      $(28,938)      $   247       $ (252,635)    $ (114,868)     $157,806
                                            --------       --------       -------       ----------     ----------      --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........    $ 68,699       $ 94,906       $ 6,389       $  519,314     $  572,637      $361,996
    Net transfers between
     Sub-Accounts.......................     (19,180)       149,743         8,929         (235,183)       515,154       (41,751)
    Withdrawals, surrenders and
     annuitizations.....................      (4,897)       (14,943)       --              (54,066)       (10,818)       --
    Cost of insurance and contract
     charges............................      (8,959)        (5,784)         (642)         (53,491)       (37,157)      (27,200)
                                            --------       --------       -------       ----------     ----------      --------
  Increase (Decrease) in net assets from
   contract owner transactions..........    $ 35,663       $223,922       $14,676       $  176,574     $1,039,816      $293,045
                                            --------       --------       -------       ----------     ----------      --------
    Increase (Decrease) in net assets...    $ 17,224       $194,984       $14,923       $  (76,061)    $  924,948      $450,851
NET ASSETS:
  Beginning of period...................     209,907         14,923        --            1,894,761        969,813       518,962
                                            --------       --------       -------       ----------     ----------      --------
  End of period.........................    $227,131       $209,907       $14,923       $1,818,700     $1,894,761      $969,813
                                            ========       ========       =======       ==========     ==========      ========

(g) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                             FIP                                          FIG
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000         1999(h)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $    50,881    $    31,690     $    3,716      $ 22,819       $ 27,431       $ (2,140)
  Net realized gains (losses)...........       41,335        146,229        273,827           664           (422)           (65)
  Net unrealized gains (losses) during
   the year.............................     (996,461)      (999,809)       976,661        12,926         18,421         (2,155)
                                          -----------    -----------     ----------      --------       --------       --------
      Increase (Decrease) in net assets
       from operations..................  $  (904,245)   $  (821,890)    $1,254,204      $ 36,409       $ 45,430       $ (4,360)
                                          -----------    -----------     ----------      --------       --------       --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........  $       652    $   487,964     $2,751,116      $ --           $ --           $216,815
    Net transfers between
     Sub-Accounts.......................   (3,882,871)       (75,795)      (208,570)       --                 12        233,259
    Withdrawals, surrenders and
     annuitizations.....................     (478,965)       (61,114)       --             --             --             --
    Cost of insurance and contract
     charges............................     (133,283)      (155,962)      (192,493)      (17,722)       (10,164)        (8,960)
                                          -----------    -----------     ----------      --------       --------       --------
  Increase (Decrease) in net assets from
   contract owner transactions..........  $(4,494,467)   $   195,093     $2,350,053      $(17,722)      $(10,152)      $441,114
                                          -----------    -----------     ----------      --------       --------       --------
    Increase (Decrease) in net assets...  $(5,398,712)   $  (626,797)    $3,604,257      $ 18,687       $ 35,278       $436,754
NET ASSETS:
  Beginning of period...................    7,354,002      7,980,799      4,376,542       472,032        436,754         --
                                          -----------    -----------     ----------      --------       --------       --------
  End of period.........................  $ 1,955,290    $ 7,354,002     $7,980,799      $490,719       $472,032       $436,754
                                          ===========    ===========     ==========      ========       ========       ========

                                                             NLM                                          NMC
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000         1999(f)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $   (28,452)   $  (111,219)     $  1,749     $   (38,058)    $   (1,763)     $   (39)
  Net realized gains (losses)...........        4,804      1,898,126        (1,283)       (455,080)        14,583          127
  Net unrealized gains (losses) during
   the year.............................       86,471            149          (489)     (1,378,824)       (83,584)       7,763
                                          -----------    ------------     --------     -----------     ----------      -------
      Increase (Decrease) in net assets
       from operations..................  $    62,823    $ 1,787,056      $    (23)    $(1,871,962)    $  (70,764)     $ 7,851
                                          -----------    ------------     --------     -----------     ----------      -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........  $    13,198    $14,999,946      $  3,519     $   686,506     $  211,822      $36,642
    Net transfers between
     Sub-Accounts.......................   24,797,351    (16,368,242)      (34,632)      1,285,368      6,275,791       (2,311)
    Withdrawals, surrenders and
     annuitizations.....................      --             --             --             (17,035)       --            --
    Cost of insurance and contract
     charges............................     (184,874)      (412,184)         (645)       (172,797)        (7,754)      (1,450)
                                          -----------    ------------     --------     -----------     ----------      -------
  Increase (Decrease) in net assets from
   contract owner transactions..........  $24,625,675    $(1,780,480)     $(31,758)    $ 1,782,042     $6,479,859      $32,881
                                          -----------    ------------     --------     -----------     ----------      -------
    Increase (Decrease) in net assets...  $24,688,498    $     6,576      $(31,781)    $   (89,920)    $6,409,095      $40,732
NET ASSETS:
  Beginning of period...................        6,576        --             31,781       6,449,827         40,732       --
                                          -----------    ------------     --------     -----------     ----------      -------
  End of period.........................  $24,695,074    $     6,576      $ --         $ 6,359,907     $6,449,827      $40,732
                                          ===========    ============     ========     ===========     ==========      =======

(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(h) For the period March 16, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                             NPP                                          JBP
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2001           1999           2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $   42,943     $  233,834     $    5,586     $  210,518     $  177,392     $   25,942
  Net realized gains (losses)...........     (103,490)      (143,692)        (2,607)        89,960         (3,339)           682
  Net unrealized gains (losses) during
   the year.............................       55,308        (99,579)        74,269        (31,096)       127,858        (51,685)
                                           ----------     ----------     ----------     ----------     ----------     ----------
      Increase (Decrease) in net assets
       from operations..................   $   (5,239)    $   (9,437)    $   77,248     $  269,382     $  301,911     $  (25,061)
                                           ----------     ----------     ----------     ----------     ----------     ----------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........   $   77,115     $  280,683     $  568,576     $1,149,211     $1,668,080     $  874,712
    Net transfers between
     Sub-Accounts.......................     (765,625)      (429,960)      (193,236)     1,999,485        (16,081)       (25,002)
    Withdrawals, surrenders and
     annuitizations.....................       (4,786)       --             --            (315,009)        (9,450)       --
    Cost of insurance and contract
     charges............................      (22,370)       (24,948)       (36,371)       (80,718)       (52,152)       (39,759)
                                           ----------     ----------     ----------     ----------     ----------     ----------
  Increase (Decrease) in net assets from
   contract owner transactions..........   $ (715,666)    $ (174,225)    $  338,969     $2,752,969     $1,590,397     $  809,951
                                           ----------     ----------     ----------     ----------     ----------     ----------
    Increase (Decrease) in net assets...   $ (720,905)    $ (183,662)    $  416,217     $3,022,351     $1,892,308     $  784,890
NET ASSETS:
  Beginning of period...................    1,232,647      1,416,309      1,000,092      3,470,181      1,577,873        792,983
                                           ----------     ----------     ----------     ----------     ----------     ----------
  End of period.........................   $  511,742     $1,232,647     $1,416,309     $6,492,532     $3,470,181     $1,577,873
                                           ==========     ==========     ==========     ==========     ==========     ==========

                                                             JSC                                          JEP
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000           1999           2001           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........    $ (3,508)     $  (1,457)     $  (1,935)      $    324       $    146       $   (528)
  Net realized gains (losses)...........     (32,140)        76,780          5,363         (2,541)        15,389         26,243
  Net unrealized gains (losses) during
   the year.............................     (29,408)      (139,535)       120,407        (61,450)       (59,982)        15,268
                                            --------      ---------      ---------       --------       --------       --------
      Increase (Decrease) in net assets
       from operations..................    $(65,056)     $ (64,212)     $ 123,835       $(63,667)      $(44,447)      $ 40,983
                                            --------      ---------      ---------       --------       --------       --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........    $ 96,416      $  98,442      $ 175,595       $236,013       $ 93,876       $155,378
    Net transfers between
     Sub-Accounts.......................      98,358        209,562       (232,970)       170,257        (47,263)       (45,294)
    Withdrawals, surrenders and
     annuitizations.....................      --             --             --             --             (4,180)        --
    Cost of insurance and contract
     charges                                 (16,436)        (8,783)       (14,058)       (13,413)        (6,982)        (9,179)
                                            --------      ---------      ---------       --------       --------       --------
  Increase (Decrease) in net assets from
   contract owner transactions..........    $178,338      $ 299,221      $ (71,433)      $392,857       $ 35,451       $100,905
                                            --------      ---------      ---------       --------       --------       --------
    Increase (Decrease) in net assets...    $113,282      $ 235,009      $  52,402       $329,190       $ (8,996)      $141,888
NET ASSETS:
  Beginning of period...................     613,959        378,950        326,548        336,834        345,830        203,942
                                            --------      ---------      ---------       --------       --------       --------
  End of period.........................    $727,241      $ 613,959      $ 378,950       $666,024       $336,834       $345,830
                                            ========      =========      =========       ========       ========       ========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                          TSF                          TSF1
                                                                      Sub-Account                   Sub-Account
                                                              ---------------------------   ---------------------------
                                                               Year Ended     Year Ended     Year Ended     Year Ended
                                                              December 31,   December 31,   December 31,   December 31,
                                                                  2001         2000(b)        2000(c)          1999
                                                              ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..............................   $   23,931     $   (4,713)    $   6,992      $   5,217
  Net realized gains (losses)...............................      306,139          5,853        96,701         25,064
  Net unrealized gains (losses) during the year.............     (350,639)        65,388      (105,897)       128,581
                                                               ----------     ----------     ---------      ---------
      Increase (Decrease) in net assets from operations.....   $  (20,569)    $   66,528     $  (2,204)     $ 158,862
                                                               ----------     ----------     ---------      ---------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..............................   $  886,244     $  716,067     $  46,232      $ 305,091
    Net transfers between Sub-Accounts......................     (347,861)       700,677      (842,185)      (120,364)
    Withdrawals, surrenders and annuitizations..............      --             --             (9,870)        --
    Cost of insurance and contract charges..................      (37,952)       (23,095)         (931)       (20,192)
                                                               ----------     ----------     ---------      ---------
  Increase (Decrease) in net assets from contract owner
   transactions.............................................   $  500,431     $1,393,649     $(806,754)     $ 164,535
                                                               ----------     ----------     ---------      ---------
    Increase (Decrease) in net assets.......................   $  479,862     $1,460,177     $(808,958)     $ 323,397
NET ASSETS:
  Beginning of period.......................................    1,460,177        --            808,958        485,561
                                                               ----------     ----------     ---------      ---------
  End of period.............................................   $1,940,039     $1,460,177     $  --          $ 808,958
                                                               ==========     ==========     =========      =========

                                                                            DCA                                   DGI
                                                                        Sub-Account                           Sub-Account
                                                         ------------------------------------------   ---------------------------
                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         December 31,   December 31,   December 31,   December 31,   December 31,
                                                             2001           2000         1999(i)          2001         2000(a)
                                                         ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).........................    $  2,626       $    747       $   375        $   (58)       $    30
  Net realized gains (losses)..........................      (5,354)            44           323            191          2,129
  Net unrealized gains (losses) during the year........     (18,647)        (8,626)         (177)        (4,112)        (5,170)
                                                           --------       --------       -------        -------        -------
      Increase (Decrease) in net assets from
       operations......................................    $(21,375)      $ (7,835)      $   521        $(3,979)       $(3,011)
                                                           --------       --------       -------        -------        -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.........................    $246,939       $102,919       $84,406        $--            $17,164
    Net transfers between Sub-Accounts.................     166,800        106,004            28         --             51,149
    Withdrawals, surrenders and annuitizations.........      (9,820)          (553)       --             --             --
    Cost of insurance and contract charges.............     (41,019)       (26,569)       (9,359)        (4,307)        (2,298)
                                                           --------       --------       -------        -------        -------
  Increase (Decrease) in net assets from contract owner
   transactions........................................    $362,900       $181,801       $75,075        $(4,307)       $66,015
                                                           --------       --------       -------        -------        -------
    Increase (Decrease) in net assets..................    $341,525       $173,966       $75,596        $(8,286)       $63,004
NET ASSETS:
  Beginning of period..................................     249,562         75,596        --             63,004         --
                                                           --------       --------       -------        -------        -------
  End of period........................................    $591,087       $249,562       $75,596        $54,718        $63,004
                                                           ========       ========       =======        =======        =======

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(b) For the period May 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(c) For the period January 1, 2000 through April 30, 2000 (termination of operations of Sub-Account).
(i) For the period August 3, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                             DQB                                          DSC
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000         1999(d)          2001           2000         1999(d)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $   23,262      $ 2,561        $ 1,042      $   (20,948)    $     (828)     $  (104)
  Net realized gains (losses)...........        3,064          (35)             1         (126,732)       357,718         (979)
  Net unrealized gains (losses) during
   the year.............................       (6,074)       3,165           (197)        (606,567)      (308,969)       6,081
                                           ----------      -------        -------      -----------     ----------      -------
      Increase (Decrease) in net assets
       from operations..................   $   20,252      $ 5,691        $   846      $  (754,247)    $   47,921      $ 4,998
                                           ----------      -------        -------      -----------     ----------      -------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........   $  151,739      $30,929        $40,487      $   756,266     $  560,098      $61,004
    Net transfers between
     Sub-Accounts.......................    2,493,957            1         --            8,578,190      4,997,407      (10,803)
    Withdrawals, surrenders and
     annuitizations.....................      (15,488)      (9,262)        --              (22,212)        (6,674)      --
    Cost of insuraance and contract
     charges............................       (6,339)      (1,208)        (1,171)        (302,956)       (14,082)      (1,673)
                                           ----------      -------        -------      -----------     ----------      -------
  Increase (Decrease) in net assets from
   contract owner transactions..........   $2,623,869      $20,460        $39,316      $ 9,009,288     $5,536,749      $48,528
                                           ----------      -------        -------      -----------     ----------      -------
    Increase (Decrease) in net assets...   $2,644,121      $26,151        $40,162      $ 8,255,041     $5,584,670      $53,526
NET ASSETS:
  Beginning of period...................       66,313       40,162         --            5,638,196         53,526       --
                                           ----------      -------        -------      -----------     ----------      -------
  End of period.........................   $2,710,434      $66,313        $40,162      $13,893,237     $5,638,196      $53,526
                                           ==========      =======        =======      ===========     ==========      =======

                                                             DSI                                          REI
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000         1999(j)          2001           2000         1999(k)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $    44,075    $    28,622     $    8,477    $   181,758    $       271      $    157
  Net realized gains (losses)...........     (917,563)       189,675         11,124        351,331         (8,951)        2,294
  Net unrealized gains (losses) during
   the year.............................     (715,227)      (993,835)       216,897       (132,952)        14,862       (11,151)
                                          -----------    -----------     ----------    -----------    -----------      --------
      Increase (Decrease) in net assets
       from operations..................  $(1,588,715)   $  (775,538)    $  236,498    $   400,137    $     6,182      $ (8,700)
                                          -----------    -----------     ----------    -----------    -----------      --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........  $ 3,666,913    $ 7,505,749     $1,694,993    $   400,831    $    22,585      $ 42,160
    Net transfers between
     Sub-Accounts.......................   (3,304,605)       857,290        704,776     12,883,719     13,270,888        51,428
    Withdrawals, surrenders and
     annuitizations.....................     (679,609)       (15,124)       --              (4,610)       --             --
    Cost of insurance and contract
     charges                                 (215,339)      (130,966)       (33,203)      (499,799)        (1,472)       (1,418)
                                          -----------    -----------     ----------    -----------    -----------      --------
  Increase (Decrease) in net assets from
   contract owner transactions..........  $  (532,640)   $ 8,216,949     $2,366,566    $12,780,141    $13,292,001      $ 92,170
                                          -----------    -----------     ----------    -----------    -----------      --------
    Increase (Decrease) in net assets...  $(2,121,355)   $ 7,441,411     $2,603,064    $13,180,278    $13,298,183      $ 83,470
NET ASSETS:
  Beginning of period...................   10,044,475      2,603,064        --          13,381,653         83,470        --
                                          -----------    -----------     ----------    -----------    -----------      --------
  End of period.........................  $ 7,923,120    $10,044,475     $2,603,064    $26,561,931    $13,381,653      $ 83,470
                                          ===========    ===========     ==========    ===========    ===========      ========

(d) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(j) For the period May 6, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(k) For the period June 30, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

                                                                            RNA                                   ACA
                                                                        Sub-Account                           Sub-Account
                                                         ------------------------------------------   ---------------------------
                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         December 31,   December 31,   December 31,   December 31,   December 31,
                                                             2001           2000         1999(f)          2001         2000(a)
                                                         ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).........................    $   (773)      $   (166)      $   (46)      $  (2,360)      $   (427)
  Net realized gains (losses)..........................     (62,883)        15,863           810          52,893          3,528
  Net unrealized gains (losses) during the year........      37,605        (28,822)        1,521        (147,001)       (29,082)
                                                           --------       --------       -------       ---------       --------
      Increase (Decrease) in net assets from
       operations......................................    $(26,051)      $(13,125)      $ 2,285       $ (96,468)      $(25,981)
                                                           --------       --------       -------       ---------       --------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.........................    $ 40,943       $ 54,596       $24,658       $ 381,926       $ 45,403
    Net transfers between Sub-Accounts.................       9,023         77,431           602         356,671         99,636
    Withdrawals, surrenders and annuitizations.........     (32,710)        --            --              --             --
    Cost of insurance and contract charges.............      (4,878)        (2,240)         (855)        (12,477)        (1,326)
                                                           --------       --------       -------       ---------       --------
  Increase (Decrease) in net assets from contract owner
   transactions........................................    $ 12,378       $129,787       $24,405       $ 726,120       $143,713
                                                           --------       --------       -------       ---------       --------
    Increase (Decrease) in net assets..................    $(13,673)      $116,662       $26,690       $ 629,652       $117,732
NET ASSETS:
  Beginning of period..................................     143,352         26,690        --             117,732         --
                                                           --------       --------       -------       ---------       --------
  End of period........................................    $129,679       $143,352       $26,690       $ 747,384       $117,732
                                                           ========       ========       =======       =========       ========

                                                             AVF                                          SRE
                                                         Sub-Account                                  Sub-Account
                                          ------------------------------------------   ------------------------------------------
                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2001           2000         1999(g)          2001           2000         1999(f)
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $  (1,693)      $ (1,533)      $    56        $  4,336       $ 3,124         $  230
  Net realized gains (losses)...........     (26,524)        17,232           706          11,131           691             (5)
  Net unrealized gains (losses) during
   the year.............................     (17,283)       (79,347)        3,120          (9,435)       10,078           (157)
                                           ---------       --------       -------        --------       -------         ------
      Increase (Decrease) in net assets
       from operations..................   $ (45,500)      $(63,648)      $ 3,882        $  6,032       $13,893         $   68
                                           ---------       --------       -------        --------       -------         ------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received..........   $ 222,335       $227,248       $47,123        $ 41,896       $35,947         $4,497
    Net transfers between
     Sub-Accounts.......................    (135,817)       166,194        13,399         (19,664)       41,773           (107)
    Withdrawals, surrenders and
     annuitizations.....................      (9,580)        (4,063)       --             (24,200)       --             --
    Cost of insurance and contract
     charges............................     (14,905)       (11,408)       (1,867)         (2,666)       (1,114)        --
                                           ---------       --------       -------        --------       -------         ------
  Increase (Decrease) in net assets from
   contract owner transactions..........   $  62,033       $377,971       $58,655        $ (4,634)      $76,606         $4,390
                                           ---------       --------       -------        --------       -------         ------
    Increase (Decrease) in net assets...   $  16,533       $314,323       $62,537        $  1,398       $90,499         $4,458
NET ASSETS:
  Beginning of period...................     376,860         62,537        --              94,957         4,458         --
                                           ---------       --------       -------        --------       -------         ------
  End of period.........................   $ 393,393       $376,860       $62,537        $ 96,355       $94,957         $4,458
                                           =========       ========       =======        ========       =======         ======

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(g) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: MFS/Sun Life Series Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Neuberger Berman Advisers Management Trust, J.P. Morgan Series Trust II, Franklin Templeton Variable Insurance Products Trust, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, T. Rowe Price Equity Series, Inc., AIM Variable Insurance Funds, Sun Capital Advisers Trust, Lord Abbett Series Fund, Rydex Variable Trust, The Alger American Fund, Alliance Variable Products Series Fund, Inc., Goldman Sachs Variable Insurance Trust, and INVESCO Variable Investment Funds, Inc., (the "Funds"). Massachusetts Financial Services Company, an affiliate of the Sponsor, is investment adviser to MFS/Sun Life Series Trust. Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Advisers Trust. During 2000, the Templeton Stock Fund was closed and the funds were moved to the Templeton Growth Securities Fund.

The Variable Account exists in accordance with the regulations of the Delaware state insurance department. Under applicable insurance laws, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATION
Certain prior year amounts have been reclassified to conform to the current year's presentation.

INVESTMENT VALUATIONS
Investments in shares of an investment portfolio of the mutual funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(2) SIGNIFICANT ACCOUNTING POLICIES -- continued
Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS
The Sponsor deducts expense charges applied to premium consisting of the premium tax, the federal Deferred Acquisition Cost ("DAC") tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of the premium in most states (Kentucky charges 7%). The DAC tax charge is 1.25% of the premium. The sales load is 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. A portion of the sales load is refunded for surrenders in the first three policy years. These expense charges are deducted from the premium before being allocated by Sub-Account. The total sales loads were $1,986,355 in 2001.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. A monthly expense charge of $13.75 per policy at the beginning of each month during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the APB rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Table.

The Sponsor deducts certain charges from the account value of each contract at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The mortality and expense risk charge varies dependent upon the rates defined in the underlying insurance contract. The daily deduction currently ranges between 0.0010937% and 0.0016389% (which is equivalent to an annual rate between 0.40% and 0.60%, respectively) for policies in their first ten policy years, between 0.0005474% and 0.0006841%

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(3) EXPENSES AND RELATED PARTY TRANSACTIONS -- continued
(which is equivalent to an annual rate between 0.20% and 0.25%, respectively) for the next ten policy years and between 0.0002738% and 0.0005474% (which is equivalent to an annual rate between 0.10% and 0.20%, respectively) for policies in policy years twenty-one and beyond.

Massachussets Financial Services Company, an affiliate of the Sponsor, is investment adviser to MFS/Sun Life Series Trust (the "MFS Trust"). The MFS Trust's advisory agreement provides for a management fee at an effective annual rate ranging from 0.55% to 0.90% of the average net assets.

Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Adviser Trust (the "SC Trust"). The SC Trust's advisory agreement provides for a management fee at an effective annual rate ranging from 0.50% to 1.05% of the average net assets.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(4) PURCHASES AND SALES OF INVESTMENTS.
The following table shows the aggregate cost of Fund shares purchased and proceeds from the sales of Fund shares for each Sub-Account for the year ended December 31, 2001:

                                                               Purchases       Sales
                                                              -----------   -----------
MFS/Sun Life Series Trust:
  Capital Appreciation Series...............................  $ 2,739,611   $   153,167
  Emerging Growth Series....................................      562,434       350,395
  Global Growth Series......................................    1,799,893     2,714,624
  Government Securities Series..............................   15,862,959    25,590,606
  Massachusetts Investors Growth Stock Series...............      214,747        37,720
  Massachusetts Investors Trust Series......................       48,468        97,808
  Money Market Series.......................................   22,400,243    41,295,599
  Research Series...........................................       64,033         1,949
  Total Return Series.......................................    1,719,977       367,064
  Utilities Series..........................................      101,924        35,690
Fidelity Variable Insurance Products Fund:
  VIP Equity Income Portfolio...............................    4,299,068       641,761
  VIP Growth Portfolio......................................    2,163,647     4,113,089
  VIP High Income Portfolio.................................      257,095       175,986
  VIP Money Market Portfolio................................      145,427        17,354
Fidelity Variable Insurance Products Fund II:
  VIP II Asset Manager: Growth Portfolio....................      214,158       167,135
  VIP II Contrafund Portfolio...............................      637,742       406,170
  VIP II Index 500 Portfolio................................      178,601     4,622,187
  VIP II Investment Grade Bond Portfolio....................       25,741        20,644
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio...........................   24,829,875       232,651
  Mid-Cap Growth Portfolio..................................    2,778,175     1,034,190
  Partners Portfolio........................................      150,522       823,245
J.P. Morgan Series Trust II:
  J.P. Morgan Bond Portfolio................................    4,896,019     1,897,254
  J.P. Morgan Small Company Portfolio.......................      439,565       264,735
  J.P. Morgan U.S. Disciplined Equity Portfolio.............      432,965        39,784
Templeton Variable Insurance Products Trust Fund:
  Templeton Growth Securities Fund..........................    1,464,884       658,071
Dreyfus Variable Investment Fund:
  Appreciation Portfolio....................................      411,012        45,487
  Growth and Income Portfolio...............................        1,182         4,651
  Quality Bond Portfolio....................................    2,670,207        21,277
  Small Cap Portfolio.......................................   13,875,659     3,989,957
Dreyfus Stock Index Fund....................................    3,476,963     3,923,357
T. Rowe Price Equity Series, Inc.:
  T. Rowe Price Equity Income Portfolio.....................   14,640,225     1,294,447
  T. Rowe Price New America Growth Portfolio................      446,294       432,427
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund........................      796,124        12,174
  AIM V.I. Value Fund.......................................      231,422       163,301
Sun Capital Advisers Trust:
  Sun Capital Real Estate Fund..............................       79,209        78,122

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                Units Outstanding,                                           Units Transferred
                                 Beginning of Year              Units Purchased            Between Sub-Accounts
                            ---------------------------   ---------------------------   ---------------------------
                                Year           Year           Year           Year           Year           Year
                               Ended          Ended          Ended          Ended          Ended          Ended
                            December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
Sub-Accounts                    2001           2000           2001           2000           2001           2000
------------                ------------   ------------   ------------   ------------   ------------   ------------
CAS.......................      30,636         21,325         14,949          8,189         244,656          2,136
EGS.......................      42,234         19,972         12,616         15,423          (3,882)         8,173
WGO.......................     169,063        120,770         51,985         41,732        (179,815)        11,837
GSS.......................     989,719         57,382         51,494         22,084        (740,166)       912,497
MIS.......................      27,701         18,354         12,596         11,922           4,619           (300)
CGS.......................      12,248         --              2,779          1,889          (3,506)        10,524
MMS.......................   2,567,848        112,538      1,382,489      4,563,470      (2,818,962)    (2,091,354)
RES.......................       1,127          1,061          2,121            880           2,518           (753)
TRS.......................     183,340        133,786         63,223         65,996          22,909        (11,235)
UTS.......................       9,603          3,595          6,198          6,343             743            658
FEI.......................     342,157        243,225        140,546        107,077         136,669          1,797
FGP.......................     413,276        319,434         90,767        100,954        (271,156)         3,935
FHI.......................      17,513         13,073         14,980          6,330          (8,635)        (1,089)
FMM.......................      31,630         32,578         --             --             --             --
FAM.......................      20,005          1,243          7,223          8,257          (2,160)        12,414
FCN.......................     113,920         54,448         34,640         32,965         (15,792)        29,770
FIP.......................     453,873        446,730             42         26,680        (270,592)        (4,182)
FIG.......................      40,277         41,448         --             --             --             --
NLM.......................         563         --              1,081      1,310,725       1,954,002     (1,264,375)
NMC.......................     399,848          2,337         53,478         10,885          87,934        387,132
NPP.......................     103,186        119,392          6,722         24,286         (62,995)       (37,728)
JBP.......................     276,747        139,098         90,006        145,717         149,488         (1,491)
JSC.......................      46,482         25,442          8,107          7,012           6,973         14,811
JEP.......................      25,322         23,144         20,225          6,339          12,644         (3,243)
TSF.......................     107,972         --             66,076         55,047         (25,538)        55,063
DCA.......................      20,620          6,135         22,752            784          14,866          6,231
DGI.......................       5,671         --             --              1,513         --               4,383
DQB.......................       5,847          3,920         12,632          2,957         206,452        --
DSC.......................     471,635          5,073         66,970         49,426         735,469        419,157
DSI.......................   1,014,144        238,427        400,992        713,855        (398,354)        78,609
REI.......................   1,210,263          8,149         35,032          2,202       1,067,895      1,200,093
RNA.......................      13,825          2,301          4,298          4,934              42          6,843
ACA.......................       9,490         --             41,361          3,012          29,196          6,596
AVF.......................      37,499          5,311         23,330         19,556         (13,195)        14,183
SRE.......................       7,805            481          3,284          3,604          (1,870)         3,844
Unit Activity From Sponsor
 Transactions.............      10,000         10,000         --             --             --             --

                                  Units Withdrawn
                                  Surrendered or
                                   Canceled for                Unit Outstanding,
                                 Contract Charges                 End of Year
                            ---------------------------   ---------------------------
                                Year           Year           Year           Year
                               Ended          Ended          Ended          Ended
                            December 31,   December 31,   December 31,   December 31,
Sub-Accounts                    2001           2000           2001           2000
------------                ------------   ------------   ------------   ------------
CAS.......................      (5,291)        (1,014)        284,950        30,636
EGS.......................      (1,777)        (1,334)         49,191        42,234
WGO.......................      (6,201)        (5,276)         35,032       169,063
GSS.......................     (41,386)        (2,244)        259,661       989,719
MIS.......................      (2,926)        (2,275)         41,990        27,701
CGS.......................      (4,914)          (165)          6,607        12,248
MMS.......................    (322,741)       (16,806)        808,634     2,567,848
RES.......................        (195)           (61)          5,571         1,127
TRS.......................     (12,690)        (5,207)        256,782       183,340
UTS.......................      (2,646)          (993)         13,898         9,603
FEI.......................     (21,419)        (9,942)        597,953       342,157
FGP.......................     (12,968)       (11,047)        219,919       413,276
FHI.......................      (2,349)          (801)         21,509        17,513
FMM.......................      (1,360)          (948)         30,270        31,630
FAM.......................      (1,602)        (1,909)         23,466        20,005
FCN.......................      (8,164)        (3,263)        124,604       113,920
FIP.......................     (46,068)       (15,355)        137,255       453,873
FIG.......................      (1,672)        (1,171)         38,605        40,277
NLM.......................     (17,004)       (45,787)      1,938,642           563
NMC.......................     (18,044)          (506)        523,216       399,848
NPP.......................      (2,829)        (2,764)         44,084       103,186
JBP.......................     (32,023)        (6,577)        484,218       276,747
JSC.......................      (1,698)          (783)         59,864        46,482
JEP.......................      (1,353)          (918)         56,838        25,322
TSF.......................      (3,632)        (2,138)        144,878       107,972
DCA.......................      (4,763)         7,470          53,475        20,620
DGI.......................        (441)          (225)          5,230         5,671
DQB.......................      (1,881)        (1,030)        223,050         5,847
DSC.......................     (36,186)        (2,021)      1,237,888       471,635
DSI.......................    (105,876)       (16,747)        910,906     1,014,144
REI.......................     (53,347)          (181)      2,259,843     1,210,263
RNA.......................      (3,979)          (253)         14,186        13,825
ACA.......................      (1,525)          (118)         78,522         9,490
AVF.......................      (2,865)        (1,551)         44,769        37,499
SRE.......................      (2,183)          (124)          7,036         7,805
Unit Activity From Sponsor
 Transactions.............      --             --              10,000        10,000

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(6) UNIT VALUES
A summary of unit values and units outstanding for variable life insurance contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2001 follows.

                                                                   Net Assets          Investment
                                                               -------------------    Income as a     Expenses as a
                                                    Units        Unit                 % of Average     % of Average      Total
Sub-Accounts                                     Outstanding    Value      (000s)    Net Assets (1)   Net Assets (2)   Return (3)
------------                                     -----------   --------   --------   --------------   --------------   ----------
CAS............................................     284,950     $11.21    $ 3,195         0.11%            0.57%         (25.33)%
EGS............................................      49,191      13.71        674         0.00             0.60          (34.57)
WGO............................................      35,032      14.13        495         0.81             0.61          (19.64)
GSS............................................     259,661      13.58      3,526         5.15             0.62            7.47
MIS............................................      41,990       9.02        379         0.11             0.60          (24.91)
CGS............................................       6,607       9.67         64         0.70             0.58          (15.71)
MMS............................................     808,634      11.34      9,171         4.29             0.61            3.78
RES............................................       5,571       9.85         55         0.03             0.63          (21.40)
TRS............................................     256,782      14.12      3,626         3.46             0.60            0.52
UTS............................................      13,898      11.19        156         3.13             0.61          (24.34)
FEI............................................     597,953      13.35      7,981         1.29             0.60           (4.96)
FGP............................................     219,919      14.39      3,164         0.09             0.60          (17.65)
FHI............................................      21,509       7.53        162         8.41             0.63          (11.73)
FMM............................................      30,270      12.97        392         5.19             0.59            4.19
FAM............................................      23,466       9.72        227         4.07             0.61           (7.39)
FCN............................................     124,604      14.60      1,819         0.79             0.60          (12.24)
FIP............................................     137,255      14.24      1,955         1.73             0.60          (12.10)
FIG............................................      38,605      12.71        491         5.30             0.60            8.46
NLM............................................   1,938,642      12.74     24,695         0.06             0.56            8.78
NMC............................................     523,216      12.16      6,360         0.00             0.60          (24.64)
NPP............................................      44,084      11.61        512         5.52             0.59           (2.83)
JBP............................................     484,218      13.41      6,493         5.68             0.59            6.93
JSC............................................      59,864      12.15        727         0.03             0.60           (8.03)
JEP............................................      56,838      11.72        666         0.68             0.61          (11.91)
TSF............................................     144,878      13.39      1,940         2.05             0.60           (0.98)
DCA............................................      53,475      11.10        591         1.25             0.61           (9.31)
DGI............................................       5,230      10.46         55         0.50             0.60           (5.85)
DQB............................................     223,050      12.16      2,710         7.16             0.34            6.69
DSC............................................   1,237,888      11.22     13,893         0.41             0.60           (6.12)
DSI............................................     910,906       8.70      7,923         1.08             0.61          (12.18)
REI............................................   2,259,843      11.75     26,562         1.59             0.60            6.32
RNA............................................      14,186       9.14        130         0.00             0.61          (11.84)
ACA............................................      78,522       9.52        747         0.00             0.64          (23.28)
AVF............................................      44,769       8.79        393         0.14             0.60          (12.56)
SRE............................................       7,036      13.69         96         7.21             0.58           12.58

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(7) CONTRACT CHARGES
For the year ended December 31, 2001, the Sponsor received the following amount related to the above mentioned contract charges. These charges are reflected in the Cost of insurance and contract charges line of the Statement of Changes in Net Assets.

                                                              Contract Charges
                                                              ----------------
MFS/Sun Life Series Trust:
  Capital Appreciation Series...............................      $ 37,655
  Emerging Growth Series....................................        22,501
  Global Growth Series......................................        56,615
  Government Securities Series..............................       386,848
  Massachusetts Investors Growth Stock Series...............         9,953
  Massachusetts Investors Trust Series......................         2,147
  Money Market Series.......................................       413,505
  Research Series...........................................         1,720
  Total Return Series.......................................        94,102
  Utilities Series..........................................        18,046
Fidelity Variable Insurance Products Fund:
  VIP Equity Income Portfolio...............................       184,028
  VIP Growth Portfolio......................................       164,513
  VIP High Income Portfolio.................................         7,106
  VIP Money Market Portfolio................................        14,979
Fidelity Variable Insurance Products Fund II:
  VIP II Asset Manager: Growth Portfolio....................         8,959
  VIP II Contrafund Portfolio...............................        53,491
  VIP II Index 500 Portfolio................................       133,283
  VIP II Investment Grade Bond Portfolio....................        17,722
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio...........................       184,874
  Mid-Cap Growth Portfolio..................................       172,797
  Partners Portfolio........................................        22,370
J.P. Morgan Series Trust II:
  J.P. Morgan Bond Portfolio................................        80,718
  J.P. Morgan Small Company Portfolio.......................        16,436
  J.P. Morgan Equity Portfolio..............................        13,413
Templeton Variable Insurance Products Trust Fund:
  Templeton Growth Securities Fund : Class 1................        37,952
Dreyfus Variable Investment Fund:
  Capital Appreciation Portfolio............................        41,019
  Growth and Income Portfolio...............................         4,307
  Quality Bond Portfolio....................................         6,339
  Small Cap Portfolio.......................................       302,956
Dreyfus Stock Index Fund....................................       215,339
T. Rowe Price Equity Series, Inc.:
  T. Rowe Price Equity Income Portfolio.....................       499,799
  T. Rowe Price New America Growth Portfolio................         4,878
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund........................        12,477
  AIM V.I. Value Fund.......................................        14,905
Sun Capital Advisers Trust:
  Sun Capital Real Estate Fund..............................         2,666

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G
And the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Global Growth Sub-Account, MFS/ Sun Life Government Securities Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Research Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities Sub-Account, Fidelity VIP Equity Income Sub-Account, Fidelity VIP Growth Sub-Account, Fidelity VIP High Income Sub-Account, Fidelity VIP Money Market Sub-Account, Fidelity VIP II Asset
Manager: Growth Sub-Account, Fidelity VIP II Contrafund Sub-Account, Fidelity VIP II Index 500 Sub-Account, Fidelity VIP II Investment Grade Bond Sub-Account, Neuberger Berman Advisers Management Limited Maturity Bond Sub-Account, Neuberger Berman Advisers Management Mid-Cap Growth Sub-Account, Neuberger Berman Advisers Management Partners Sub-Account, J.P. Morgan Bond Sub-Account, J.P. Morgan Small Company Sub-Account, J.P. Morgan U.S. Disciplined Equity Sub-Account, Templeton Growth Securities Fund Sub-Account, Dreyfus Variable Investment Appreciation Sub-Account, Dreyfus Variable Investment Growth and Income Sub-Account, Dreyfus Variable Investment Quality Bond Sub-Account, Dreyfus Variable Investment Small Cap Sub-Account, Dreyfus Stock Index Sub-Account, T. Rowe Price Equity Income Sub-Account, T. Rowe Price New America Growth Sub-Account, AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Value Sub-Account, and Sun Capital Advisers Real Estate Sub-Account of Sun Life of Canada (U.S.) Variable Account G (the "Sub-Accounts") as of December 31, 2001, the related statements of operations and the statements of changes in net assets for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts at December 31, 2001, the results of their operations and the changes in their net assets for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 15, 2002

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, Vice Chairman and Director
JAMES A. McNULTY, III, President and Director
S. CAESAR RABOY, Director
JAMES C. BAILLIE, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
WILLIAM W. STINSON, Director
DAVEY S. SCOON, Vice President, Finance
  and Treasurer
ELLEN B. KING, Assistant Vice President, Senior
  Counsel and Secretary
ROBERT P. VROLYK, Vice President and Actuary
JAMES M.A. ANDERSON, Vice President, Investments
RONALD FERNANDES, Vice President,
  Retirement Products & Services
ROBIN L. CAMARA, Vice President, Human Resources
  and Administrative Services
MARK W. DETORA, Vice President,
  Individual Insurance
JAMES R. SMITH, Vice President and
  Chief Information Officer
PHILIP K. POLKINGHORN, Vice President,
  Retirement Products & Services

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

CORPORATE MARKETS:
One Sun Life Executive Park
Wellesley Hills, MA 02481

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park, Wellesley Hills, MA 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, Massachusetts 02116

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

                  SUN LIFE CORPORATE VUL-Registered Trademark-
                  FUTURITY CORPORATE VUL-Registered Trademark-

                       ANNUAL REPORT - DECEMBER 31, 2001

                                 PROFESSIONALLY MANAGED LIFE INSURANCE ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                              A MEMBER OF THE SUN LIFE FINANCIAL
                                                              GROUP OF COMPANIES